22. Condensed Financial Information (Parent Company Only) (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	25	25
Preferred stock, shares outstanding (in shares)	25	25
Preferred stock liquidation value	$ 100,000	$ 100,000
Common stock par value (in dollars per share)	$ 2.50	$ 2.50
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	5,023,026	4,938,262
Treasury stock (in shares)	210,101	210,101
Parent Company [Member]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	25	25
Preferred stock, shares outstanding (in shares)	25	25
Preferred stock liquidation value	$ 100,000	$ 100,000
Common stock par value (in dollars per share)	$ 2.5	$ 2.5
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	5,023,026	4,938,262
Treasury stock (in shares)	210,101	210,101